Shareholder Report	6 Months Ended
Apr. 30, 2026 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	Janus Detroit Street Trust
Entity Central Index Key	0001500604
Entity Investment Company Type	N-1A
Document Period End Date	Apr. 30, 2026
C000165025
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small/Mid Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JSMD
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Small/Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Small/Mid Cap Growth Alpha ETF	$14	0.28%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 14
Expense Ratio, Percent	0.28%
AssetsNet	$ 980,000,000
Holdings Count | Holding	123
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$980
Number of portfolio holdings	123
Portfolio turnover rate	101%

Updated Prospectus Phone Number	1-800-668-0434
C000165024
Shareholder Report [Line Items]
Fund Name	Janus Henderson Small Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JSML
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Small Cap Growth Alpha ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Small Cap Growth Alpha ETF	$16	0.30%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 16
Expense Ratio, Percent	0.30%
AssetsNet	$ 316,000,000
Holdings Count | Holding	121
InvestmentCompanyPortfolioTurnover	101.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$316
Number of portfolio holdings	121
Portfolio turnover rate	101%

Updated Prospectus Phone Number	1-800-668-0434
C000173876
Shareholder Report [Line Items]
Fund Name	Janus Henderson Short Duration Income ETF
Class Name	ETF
Trading Symbol	VNLA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Short Duration Income ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Short Duration Income ETF	$11	0.22%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 11
Expense Ratio, Percent	0.22%
AssetsNet	$ 3,233,000,000
Holdings Count | Holding	329
InvestmentCompanyPortfolioTurnover	26.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$3,233
Number of portfolio holdingsFootnote Reference#	329
Portfolio turnover rate	26%
Weighted average maturity	1.52 Years
Effective duration	0.74 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Updated Prospectus Phone Number	1-800-668-0434
C000204446
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mortgage-Backed Securities ETF
Class Name	ETF
Trading Symbol	JMBS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Mortgage-Backed Securities ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Mortgage-Backed Securities ETF	$10	0.21%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.21%
AssetsNet	$ 6,617,000,000
Holdings Count | Holding	637
InvestmentCompanyPortfolioTurnover	55.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$6,617
Number of portfolio holdingsFootnote Reference#	637
Portfolio turnover rate	55%
Weighted average maturity	8.66 Years
Effective duration	6.13 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Updated Prospectus Phone Number	1-800-668-0434
C000222294
Shareholder Report [Line Items]
Fund Name	Janus Henderson AAA CLO ETF
Class Name	ETF
Trading Symbol	JAAA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson AAA CLO ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson AAA CLO ETF	$10	0.20%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 10
Expense Ratio, Percent	0.20%
AssetsNet	$ 27,099,000,000
Holdings Count | Holding	600
InvestmentCompanyPortfolioTurnover	49.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$27,099
Number of portfolio holdings	600
Portfolio turnover rate	49%
Weighted average maturity	4.81 Years
Effective duration	0.21 Years

Updated Prospectus Phone Number	1-800-668-0434
C000227173
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Real Estate ETF
Class Name	ETF
Trading Symbol	JRE
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson U.S. Real Estate ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson U.S. Real Estate ETF	$35	0.65%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 35
Expense Ratio, Percent	0.65%
AssetsNet	$ 4,000,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	38.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$4
Number of portfolio holdings	26
Portfolio turnover rate	38%

Updated Prospectus Phone Number	1-800-668-0434
C000230327
Shareholder Report [Line Items]
Fund Name	Janus Henderson Corporate Bond ETF
Class Name	ETF
Trading Symbol	JLQD
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Corporate Bond ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Corporate Bond ETF	$9	0.19%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 9
Expense Ratio, Percent	0.19%
AssetsNet	$ 25,000,000
Holdings Count | Holding	145
InvestmentCompanyPortfolioTurnover	117.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$25
Number of portfolio holdingsFootnote Reference#	145
Portfolio turnover rate	117%
Weighted average maturity	8.75 Years
Effective duration	6.85 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Updated Prospectus Phone Number	1-800-668-0434
C000232781
Shareholder Report [Line Items]
Fund Name	Janus Henderson B-BBB CLO ETF
Class Name	ETF
Trading Symbol	JBBB
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson B-BBB CLO ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson B-BBB CLO ETF	$23	0.46%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 23
Expense Ratio, Percent	0.46%
AssetsNet	$ 1,144,000,000
Holdings Count | Holding	195
InvestmentCompanyPortfolioTurnover	36.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,144
Number of portfolio holdingsFootnote Reference#	195
Portfolio turnover rate	36%
Weighted average maturity	7.35 Years
Effective duration	0.23 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Updated Prospectus Phone Number	1-800-668-0434
C000246278
Shareholder Report [Line Items]
Fund Name	Janus Henderson Securitized Income ETF
Class Name	ETF
Trading Symbol	JSI
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Securitized Income ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Securitized Income ETF	$26	0.51%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 1,515,000,000
Holdings Count | Holding	559
InvestmentCompanyPortfolioTurnover	34.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$1,515
Number of portfolio holdingsFootnote Reference#	559
Portfolio turnover rate	34%
Weighted average maturity	4.29 Years
Effective duration	3.91 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Updated Prospectus Phone Number	1-800-668-0434
C000251866
Shareholder Report [Line Items]
Fund Name	Janus Henderson Emerging Markets Debt Hard Currency ETF
Class Name	ETF
Trading Symbol	JEMB
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Emerging Markets Debt Hard Currency ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Emerging Markets Debt Hard Currency ETF	$26	0.52%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.52%
AssetsNet	$ 478,000,000
Holdings Count | Holding	316
InvestmentCompanyPortfolioTurnover	21.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$478
Number of portfolio holdingsFootnote Reference#	316
Portfolio turnover rate	21%
Weighted average maturity	8.92 Years
Effective duration	6.79 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Holdings [Text Block]
Table Summary
Foreign Government Bonds	82.2
Corporate Bonds	13.4
Investment Companies	3.5
Others	0.9
Table Summary
Aa	3.54
A	5.57
Baa	17.90
Ba	34.11
B	18.69
Caa	11.50
C	0.39
D	0.58
Other	7.72

Updated Prospectus Phone Number	1-800-668-0434
C000253667
Shareholder Report [Line Items]
Fund Name	Janus Henderson Mid Cap Growth Alpha ETF
Class Name	ETF
Trading Symbol	JMID
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Mid Cap Growth Alpha ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Mid Cap Growth Alpha ETF	$15	0.30%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.30%
AssetsNet	$ 18,000,000
Holdings Count | Holding	83
InvestmentCompanyPortfolioTurnover	112.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$18
Number of portfolio holdings	83
Portfolio turnover rate	112%

Updated Prospectus Phone Number	1-800-668-0434
C000255137
Shareholder Report [Line Items]
Fund Name	Janus Henderson Income ETF
Class Name	ETF
Trading Symbol	JIII
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Income ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Income ETF	$26	0.51%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 26
Expense Ratio, Percent	0.51%
AssetsNet	$ 166,000,000
Holdings Count | Holding	425
InvestmentCompanyPortfolioTurnover	50.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$166
Number of portfolio holdingsFootnote Reference#	425
Portfolio turnover rate	50%
Weighted average maturity	5.92 Years
Effective duration	4.47 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Updated Prospectus Phone Number	1-800-668-0434
C000256831
Shareholder Report [Line Items]
Fund Name	Janus Henderson Transformational Growth ETF
Class Name	ETF
Trading Symbol	JXX
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Transformational Growth ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the period?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Transformational Growth ETF	$29	0.57%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 29
Expense Ratio, Percent	0.57%
AssetsNet	$ 36,000,000
Holdings Count | Holding	26
InvestmentCompanyPortfolioTurnover	20.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$36
Number of portfolio holdings	26
Portfolio turnover rate	20%

Updated Prospectus Phone Number	1-800-668-0434
C000262100
Shareholder Report [Line Items]
Fund Name	Janus Henderson Asset-Backed Securities ETF
Class Name	ETF
Trading Symbol	JABS
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Asset-Backed Securities ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Asset-Backed Securities ETF	$17	0.33%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 17
Expense Ratio, Percent	0.33%
AssetsNet	$ 131,000,000
Holdings Count | Holding	128
InvestmentCompanyPortfolioTurnover	40.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$131
Number of portfolio holdingsFootnote Reference#	128
Portfolio turnover rate	40%
Weighted average maturity	2.86 Years
Effective duration	2.17 Years
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Updated Prospectus Phone Number	1-800-668-0434
C000263100
Shareholder Report [Line Items]
Fund Name	Janus Henderson Global Artificial Intelligence ETF
Class Name	ETF
Trading Symbol	JHAI
Security Exchange Name	NASDAQ
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Global Artificial Intelligence ETF ("Fund") for the period of November 1, 2025 to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Global Artificial Intelligence ETF	$30	0.59%
Footnote	Description
Footnote^	Annualized.

Expenses Paid, Amount	$ 30
Expense Ratio, Percent	0.59%
AssetsNet	$ 21,000,000
Holdings Count | Holding	48
InvestmentCompanyPortfolioTurnover	28.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$21
Number of portfolio holdings	48
Portfolio turnover rate	28%

Holdings [Text Block]
Table Summary
Taiwan Semiconductor Manufacturing Co. Ltd.	16.0
NVIDIA Corp.	13.9
Broadcom, Inc.	6.4
Amazon.com, Inc.	5.5
Alphabet, Inc.	4.6
Table Summary
Common Stocks	99.9
Investment Companies	2.1
Investments Purchased with Cash Collateral from Securities Lending	1.6
Others	(3.6)

Updated Prospectus Phone Number	1-800-668-0434
C000270795
Shareholder Report [Line Items]
Fund Name	Janus Henderson AA-A CLO ETF
Class Name	ETF
Trading Symbol	JA
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson AA-A CLO ETF ("Fund") for the period of February 18, 2026 (inception) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson AA-A CLO ETF	$6	0.29%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
Footnote^	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.29%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
AssetsNet	$ 110,000,000
Holdings Count | Holding	35
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$110
Number of portfolio holdings	35
Portfolio turnover rate	0%
Weighted average maturity	5.85 Years
Effective duration	0.21 Years

Updated Prospectus Phone Number	1-800-668-0434
C000269874
Shareholder Report [Line Items]
Fund Name	Janus Henderson U.S. Equity Enhanced Income ETF
Class Name	ETF
Trading Symbol	JUDO
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson U.S. Equity Enhanced Income ETF ("Fund") for the period of March 24, 2026 (inception) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson U.S. Equity Enhanced Income ETF	$6	0.55%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
Footnote^	Annualized.

Expenses Paid, Amount	$ 6
Expense Ratio, Percent	0.55%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
AssetsNet	$ 7,000,000
Holdings Count | Holding	68
InvestmentCompanyPortfolioTurnover	25.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$7
Number of portfolio holdingsFootnote Reference#	68
Portfolio turnover rate	25%
Footnote	Description
Footnote#	Does not include derivatives, except purchased options, if any.

Updated Prospectus Phone Number	1-800-668-0434
C000265934
Shareholder Report [Line Items]
Fund Name	Janus Henderson Equity Linked High Income ETF
Class Name	ETF
Trading Symbol	JELH
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Equity Linked High Income ETF ("Fund") for the period of April 21, 2026 (inception) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Equity Linked High Income ETF	$1	0.59%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
Footnote^	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.59%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
AssetsNet	$ 11,000,000
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$11
Number of portfolio holdings	1
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Companies	99.8
Others	0.2

Updated Prospectus Phone Number	1-800-668-0434
C000265935
Shareholder Report [Line Items]
Fund Name	Janus Henderson Equity Linked Moderate Income ETF
Class Name	ETF
Trading Symbol	JELM
Security Exchange Name	CboeBZX
Annual or Semi-Annual Statement [Text Block]	This semi-annual shareholder report contains important information about the Janus Henderson Equity Linked Moderate Income ETF ("Fund") for the period of April 21, 2026 (inception) to April 30, 2026.
Shareholder Report Annual or Semi-Annual	Semi-Annual Shareholder Report
Additional Information [Text Block]	You can find additional information about the Fund at janushenderson.com/info. You can also request this information by contacting us at 1-800-668-0434.
Additional Information Phone Number	1-800-668-0434
Additional Information Website	janushenderson.com/info
Expenses [Text Block]

What were the costs for the last six months?

(based on a hypothetical $10,000 investment)

Table Summary
Fund	Costs of a $10,000 investmentFootnote Reference*	Costs paid as a percentage of a $10,000 investmentFootnote Reference^
Janus Henderson Equity Linked Moderate Income ETF	$1	0.59%
Footnote	Description
Footnote*	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
Footnote^	Annualized.

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.59%
Expenses Short Period Footnote [Text Block]	Amount shown reflects the expenses of the Fund from inception date through April 30, 2026. Expenses would be higher if the Fund had been in operations for the full period.
AssetsNet	$ 11,000,000
Holdings Count | Holding	1
InvestmentCompanyPortfolioTurnover	0.00%
Additional Fund Statistics [Text Block]

Key Fund Statistics

Table Summary
Net assets (Millions)	$11
Number of portfolio holdings	1
Portfolio turnover rate	0%

Holdings [Text Block]
Table Summary
Investment Companies	95.4
Others	4.6

Updated Prospectus Phone Number	1-800-668-0434